Apr. 17, 2019
Direxion All Cap Insider Sentiment Shares
Direxion All Cap Insider Sentiment Shares
DIREXION SHARES ETF TRUST Direxion All Cap Insider Sentiment Shares (KNOW) Supplement dated April 17, 2019 to the Prospectus dated February 28, 2019

Effective immediately, in connection with a change in the methodology of the underlying index for the Direxion All Cap Insider Sentiment Shares (the “Fund”), on page 1 of the Prospectus, the second, third, and fourth paragraphs under the section “Principal Investment Strategy,” which describe the Fund’s underlying index, will be replaced in their entirety with the following:

New Index Description

The Index is composed of a mix of U.S. large-capitalization, mid-capitalization, and small-capitalization companies that are listed on the New York Stock Exchange (“NYSE”) and the NASDAQ Stock Exchange (“NASDAQ”) and selected by Sabrient Systems LLC (the “Index Provider”) using a quantitative methodology. The Index attempts to reflect positive sentiment among those “insiders” closest to a company’s financials and business prospects, such as top management, directors, large institutional holders, and Wall Street research analysts who follow the company. Starting with an eligible universe of all stocks on the NYSE and NASDAQ that have a minimum market capitalization of $250 million and an average daily trading volume of $5 million, the Index Provider first eliminates stocks of companies with very aggressive accounting, as identified by the Index Provider’s proprietary forensics accounting methodology. From the remaining stocks, the Index Provider further eliminates all but 100 stocks using a screening methodology that is based on an analysis of public company filings relating to frequency of trades, purchases of stock and increases in holdings by a company’s insiders, as well as positive earnings analysis. The remaining 100 stocks, which compose the Index, are then ranked using a defensive methodology that preferences stocks that have historically performed well in weak markets, having strong free cash flow yield and strong dividend yield. The Index is “quant-weighted,” meaning that when the Index is rebalanced the top 50 stocks are weighted exponentially, with the top stock representing 2.6% of the Index, while the bottom 50 stocks are equal-weighted, with each representing 0.35% of the Index. The bottom 50 stocks thereby account for 17.61% of the total Index at the rebalance. The Index rebalances monthly.

As of March 31, 2019, the components of the Index consisted of 100 constituents, which had an average market capitalization of $26.8 billion, had market capitalizations ranging from $309.2 million to $237.7 billion and were concentrated in the industrials and healthcare sectors.

In addition, on page 2 under “Principal Investment Risks” and on page 14 under “Additional Information Regarding Principal Risks,” “Consumer Discretionary Sector Risk” and “Financials Sector Risk” are removed as they are no longer applicable risks for the Fund and the following risks are added due to the underlying index’s concentration in the industrials and healthcare sectors:

Healthcare Sector Risk — The profitability of companies in the healthcare sector may be affected by extensive, costly and uncertain government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly with no guarantee that any product will come to market.

Industrials Sector Risk — Stock prices of issuers in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

For more information, please contact the Funds at (866) 476-7523.

* * * * * Please retain a copy of this Supplement with your Prospectus.